Share-Based Compensation - RSU Activity (Details) - Restricted share units - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of restricted shares
Unvested restricted shares outstanding at beginning of the year (in shares)	50,725,912
Granted (in shares)	1,578,500	57,892,563
Vested (in shares)	5,906,334
Forfeited (in shares)	8,657,274
Unvested restricted shares outstanding at end of the year (in shares)	37,740,804	50,725,912
Vested or expected to vest (in shares)	37,740,804
Weighted average grant date fair value
Unvested restricted shares outstanding at beginning of the year (in dollars per share)	$ 0.20
Granted (in dollars per share)	0.10
Vested (in dollars per share)	0.26
Forfeited (in dollars per share)	0.24
Unvested restricted shares outstanding at end of the year (in dollars per share)	0.20	$ 0.20
Vested or expected to vest (in dollars per share)	$ 0.20
Number of vested RSUs cash settled	2,736,200
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	25.00%